UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03735

The New Economy Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

Michael W. Stockton

The New Economy Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The New Economy Fund®
Investment portfolio
February 29, 2016
unaudited
Common stocks 90.30% Health care 24.64%	Shares	Value (000)
Alexion Pharmaceuticals, Inc.[1]	2,296,694	$323,375
Thermo Fisher Scientific Inc.	2,446,000	315,999
Hologic, Inc.[1]	6,934,450	240,140
Amgen Inc.	1,510,413	214,902
BioMarin Pharmaceutical Inc.[1]	2,147,430	175,810
Stryker Corp.	1,620,750	161,880
McKesson Corp.	885,000	137,724
Express Scripts Holding Co.[1]	1,923,300	135,362
Grifols, SA, Class A, non-registered shares[2]	2,000,000	43,540
Grifols, SA, Class B (ADR)	2,758,252	43,029
Grifols, SA, Class B, preferred nonvoting, non-registered shares[2]	2,636,350	41,341
Gilead Sciences, Inc.	1,457,100	127,132
Kite Pharma, Inc.[1,3]	2,840,500	127,027
NuVasive, Inc.[1,3]	3,004,500	125,588
Perrigo Co. PLC	865,000	109,206
PerkinElmer, Inc.	2,120,000	100,191
UnitedHealth Group Inc.	821,300	97,817
Myriad Genetics, Inc.[1]	2,714,800	95,018
Illumina, Inc.[1]	626,692	94,154
Ultragenyx Pharmaceutical Inc.[1]	1,531,849	93,427
Medtronic PLC	948,000	73,366
St. Jude Medical, Inc.	1,087,700	58,399
bluebird bio, Inc.[1]	1,242,729	57,439
Endo International PLC[1]	1,344,300	56,205
Boston Scientific Corp.[1]	2,551,292	43,321
Insulet Corp.[1]	1,413,400	43,307
Envision Healthcare Holdings, Inc.[1]	1,877,614	41,289
Team Health Holdings, Inc.[1]	852,820	38,010
Humana Inc.	204,533	36,196
GW Pharmaceuticals PLC (ADR)[1]	835,124	34,324
Aetna Inc.	300,000	32,589
Mesoblast Ltd.[1,2,3]	21,900,000	29,585
Mesoblast Ltd. (ADR)[1,3]	372,800	2,438
QIAGEN NV1,2	1,290,814	27,384
Edwards Lifesciences Corp.[1]	266,200	23,159
UCB SA2	306,000	22,554
athenahealth, Inc.[1]	114,275	14,749
		3,436,976
Information technology 21.52%
Alphabet Inc., Class C1	283,659	197,929
Alphabet Inc., Class A1	256,395	183,891
Skyworks Solutions, Inc.	3,339,850	221,933
Baidu, Inc., Class A (ADR)[1]	1,240,000	215,041
Tencent Holdings Ltd.[2]	10,005,000	182,187
Accenture PLC, Class A	1,568,300	157,238
Qorvo, Inc.[1]	3,294,480	148,515
The New Economy Fund — Page 1 of 8

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Trimble Navigation Ltd.[1]	5,432,430	$126,358
Intuit Inc.	1,128,200	109,029
Cray Inc.[1,3]	2,492,837	105,721
Texas Instruments Inc.	1,865,000	98,882
AAC Technologies Holdings Inc.[2]	13,824,000	95,735
Oracle Corp.	2,401,814	88,339
Murata Manufacturing Co., Ltd.[2]	620,000	74,123
YY Inc., Class A (ADR)[1]	1,346,000	70,059
Zebra Technologies Corp., Class A1	1,100,000	67,958
Nintendo Co., Ltd.[2]	463,000	64,572
Intel Corp.	2,150,000	63,618
Western Union Co.	3,435,000	62,723
Alibaba Group Holding Ltd. (ADR)[1]	887,000	61,034
Broadcom Ltd.	447,100	59,898
Samsung Electronics Co., Ltd.[2]	61,108	58,091
Hamamatsu Photonics KK2	2,360,000	57,700
Autodesk, Inc.[1]	1,000,000	51,740
Topcon Corp.[2]	4,597,000	49,278
Seagate Technology	1,309,397	41,063
Inphi Corp.[1]	1,316,735	33,313
Finisar Corp.[1]	1,861,901	27,147
Viavi Solutions Inc.[1]	3,983,000	26,009
ASML Holding NV2	272,340	24,846
Arista Networks, Inc.[1]	360,400	24,702
Moneysupermarket.com Group PLC[2]	4,860,000	22,820
Cognizant Technology Solutions Corp., Class A1	400,000	22,792
salesforce.com, inc.[1]	330,000	22,357
QLogic Corp.[1]	1,671,500	21,546
Lumentum Holdings Inc.[1]	828,700	19,914
Amphenol Corp., Class A	310,000	16,452
Motorola Solutions, Inc.	188,200	13,831
VMware, Inc., Class A1	155,000	7,826
National Instruments Corp.	206,000	5,943
		3,002,153
Consumer discretionary 15.01%
Netflix, Inc.[1]	4,501,100	420,448
lululemon athletica inc.[1]	3,205,900	201,106
Sony Corp.[2]	7,895,000	166,503
Galaxy Entertainment Group Ltd.[2]	49,690,000	166,442
Amazon.com, Inc.[1]	285,000	157,468
Twenty-First Century Fox, Inc., Class A	4,200,000	113,484
Daily Mail and General Trust PLC, Class A, nonvoting[2]	10,896,701	98,607
Kering SA2	447,000	77,655
William Hill PLC[2]	13,600,000	77,243
Priceline Group Inc.[1]	50,500	63,893
JCDecaux SA2	1,500,000	58,891
Domino’s Pizza, Inc.	427,100	56,821
Ralph Lauren Corp., Class A	550,000	49,918
Kingfisher PLC[2]	10,436,100	48,254
Viacom Inc., Class B	1,278,964	47,130
Graham Holdings Co., Class B	93,164	45,474
Lions Gate Entertainment Corp.	2,105,000	44,415
Melco Crown Entertainment Ltd. (ADR)	2,448,900	38,668
Lands’ End, Inc.[1]	1,500,000	36,090
The New Economy Fund — Page 2 of 8

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Home Depot, Inc.	251,000	$31,154
Sands China Ltd.[2]	7,780,000	27,045
NIKE, Inc., Class B	346,400	21,335
Five Below, Inc.[1]	509,220	19,529
Eros International PLC, Class A1	2,078,778	16,609
B2W - Cia. Digital, ordinary nominative[1]	3,176,600	9,137
		2,093,319
Financials 9.53%
HDFC Bank Ltd.[2]	4,875,000	79,820
HDFC Bank Ltd. (ADR)	1,200,000	63,384
Kotak Mahindra Bank Ltd.[2]	13,675,882	126,491
Endurance Specialty Holdings Ltd.	1,776,000	110,592
AIA Group Ltd.[2]	17,591,800	89,572
Prudential PLC[2]	4,630,000	79,934
State Street Corp.	1,355,600	74,260
American International Group, Inc.	1,300,000	65,260
Wells Fargo & Co.	1,362,300	63,919
Essent Group Ltd.[1]	3,316,000	63,833
Progressive Corp.	1,832,700	58,500
Crown Castle International Corp.	620,000	53,630
Barclays PLC[2]	20,945,000	49,489
JPMorgan Chase & Co.	800,000	45,040
EXOR SpA[2]	1,316,000	43,192
Metropolitan Bank & Trust Co.[2]	26,500,000	42,109
East West Bancorp, Inc.	1,300,000	38,961
Siam Commercial Bank PCL[2]	9,940,000	38,598
Banco Santander, SA2	9,570,574	38,500
Fifth Third Bancorp	1,800,000	27,468
Chongqing Rural Commercial Bank Co., Ltd., Class H2	55,320,000	25,854
Aberdeen Asset Management PLC[2]	7,370,000	24,403
Altisource Residential Corp.	1,825,899	17,127
Agricultural Bank of China Ltd., Class H2	30,876,000	10,145
		1,330,081
Industrials 7.19%
CSX Corp.	7,033,522	169,789
Ryanair Holdings PLC (ADR)	1,619,999	134,735
Nielsen Holdings PLC	2,513,100	126,509
AKR Corporindo Tbk PT2	173,899,680	106,424
Union Pacific Corp.	1,075,954	84,850
Sensata Technologies Holding NV1	1,862,300	63,523
CAE Inc.	5,000,000	55,137
Deutsche Post AG2	2,200,000	52,343
JG Summit Holdings, Inc.[2]	34,268,800	48,173
Norfolk Southern Corp.	420,188	30,745
Verisk Analytics, Inc., Class A1	381,000	27,752
Babcock International Group PLC[2]	2,076,923	26,320
Old Dominion Freight Line, Inc.[1]	390,000	25,178
Alliance Global Group, Inc.[2]	66,610,000	20,153
AirAsia Bhd.[2]	45,583,400	15,938
J.B. Hunt Transport Services, Inc.	188,000	14,343
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative[1]	2,141,100	1,248
		1,003,160
The New Economy Fund — Page 3 of 8

unaudited
Common stocks Consumer staples 3.52%	Shares	Value (000)
Associated British Foods PLC[2]	1,919,540	$90,332
Costco Wholesale Corp.	557,000	83,567
Tesco PLC[1,2]	27,620,000	69,153
Glanbia PLC[2]	3,460,000	68,980
AMOREPACIFIC Corp.[2]	193,200	57,330
Walgreens Boots Alliance, Inc.	700,000	55,258
Sprouts Farmers Market, Inc.[1]	1,630,953	46,450
Herbalife Ltd.[1]	361,900	19,814
		490,884
Telecommunication services 1.59%
AT&T Inc.	2,237,088	82,660
Verizon Communications Inc.	1,091,000	55,346
MTN Group Ltd.[2]	6,500,000	54,720
CenturyLink, Inc.	534,800	16,360
Avanti Communications Group PLC[1,2,3]	8,688,970	12,367
		221,453
Materials 1.26%
Monsanto Co.	969,000	87,200
Croda International PLC[2]	1,360,000	55,971
International Flavors & Fragrances Inc.	310,700	32,092
		175,263
Energy 0.82%
Schlumberger Ltd.	725,000	51,997
FMC Technologies, Inc.[1]	1,367,000	33,533
Transocean Partners LLC[3]	2,544,143	21,752
Golar LNG Ltd.	390,000	7,149
		114,431
Utilities 0.31%
ENN Energy Holdings Ltd.[2]	9,440,000	43,065
Miscellaneous 4.91%
Other common stocks in initial period of acquisition		685,332
Total common stocks (cost: $10,808,053,000)		12,596,117
Rights & warrants 0.00% Industrials 0.00%
Mills Estruturas e Serviços de Engenharia SA, rights, expire 2016[1]	729,161	3
Total rights & warrants (cost: $0)		3
Convertible stocks 0.31% Health care 0.31%
Stemcentrx, Inc., Series F-1, convertible preferred[2,4]	1,879,501	43,304
Total convertible stocks (cost: $22,686,000)		43,304
The New Economy Fund — Page 4 of 8

unaudited
Bonds, notes & other debt instruments 0.53% U.S. Treasury bonds & notes 0.53% U.S. Treasury 0.53%	Principal amount (000)	Value (000)
U.S. Treasury 2.25% 2025	$30,594	$31,950
U.S. Treasury 1.625% 2026	6,925	6,852
U.S. Treasury 3.00% 2045	18,316	19,772
U.S. Treasury 2.50% 2046	16,370	15,965
Total bonds, notes & other debt instruments (cost: $74,922,000)		74,539
Short-term securities 8.70%
Apple Inc. 0.36% due 3/17/2016[5]	50,000	49,992
Chariot Funding, LLC 0.50%–1.02% due 5/3/2016–9/30/2016[5]	50,000	49,864
Emerson Electric Co. 0.49% due 4/4/2016[5]	20,000	19,993
Fannie Mae 0.23%–0.41% due 3/1/2016–6/13/2016	52,500	52,439
Federal Farm Credit Banks 0.31% due 4/19/2016	15,000	14,994
Federal Home Loan Bank 0.18%–0.58% due 3/3/2016–7/5/2016	402,200	401,979
Freddie Mac 0.41%–0.51% due 4/11/2016–5/18/2016	274,500	274,348
General Electric Co. 0.30% due 3/1/2016	37,800	37,800
IBM Corp. 0.42%–0.45% due 3/21/2016–3/23/2016[5]	90,000	89,983
Kimberly-Clark Corp. 0.34% due 3/30/2016[5]	34,300	34,290
Pfizer Inc 0.43% due 4/18/2016[5]	34,200	34,183
Qualcomm Inc. 0.45% due 4/5/2016[5]	30,000	29,989
Regents of the University of California 0.51% due 5/18/2016	22,950	22,925
Wal-Mart Stores, Inc. 0.29%–0.31% due 3/1/2016–3/7/2016[5]	70,000	69,999
Wells Fargo Bank, N.A. 0.85% due 8/22/2016	30,000	30,003
Total short-term securities (cost: $1,212,635,000)		1,212,781
Total investment securities 99.84% (cost: $12,118,296,000)		13,926,744
Other assets less liabilities 0.16%		21,800
Net assets 100.00%		$13,948,544
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended February 29, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 2/29/2016 (000)
Kite Pharma, Inc.[1]	2,797,500	43,000	—	2,840,500	$—	$127,027
NuVasive, Inc.[1]	2,854,000	150,500	—	3,004,500	—	125,588
Cray Inc.[1]	2,503,010	—	10,173	2,492,837	—	105,721
Mesoblast Ltd.[1,2]	21,900,000	—	—	21,900,000	—	29,585
Mesoblast Ltd. (ADR)[1]	372,800	—	—	372,800	—	2,438
Transocean Partners LLC	2,544,143	—	—	2,544,143	922	21,752
Avanti Communications Group PLC[1,2]	8,688,970	—	—	8,688,970	—	12,367
					$922	$424,478

The New Economy Fund — Page 5 of 8

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $3,282,443,000, which represented 23.53% of the net assets of the fund. This amount includes $3,032,828,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[5]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $378,293,000, which represented 2.71% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Stemcentrx, Inc., Series F-1, convertible preferred	6/10/2014	$22,686	$43,304.31%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
The New Economy Fund — Page 6 of 8

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 29, 2016 (dollars in thousands):
The New Economy Fund — Page 7 of 8

unaudited
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$3,272,572	$164,404	$—	$3,436,976
Information technology	2,372,801	629,352	—	3,002,153
Consumer discretionary	1,372,679	720,640	—	2,093,319
Financials	681,974	648,107	—	1,330,081
Industrials	733,809	269,351	—	1,003,160
Consumer staples	205,089	285,795	—	490,884
Telecommunication services	154,366	67,087	—	221,453
Materials	119,292	55,971	—	175,263
Energy	114,431	—	—	114,431
Utilities	—	43,065	—	43,065
Miscellaneous	329,965	355,367	—	685,332
Rights & warrants	3	—	—	3
Convertible stocks	—	—	43,304	43,304
Bonds, notes & other debt instruments	—	74,539	—	74,539
Short-term securities	—	1,212,781	—	1,212,781
Total	$9,356,981	$4,526,459	$43,304	$13,926,744
*	Securities with a value of $3,032,828,000, which represented 21.74% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,156,430
Gross unrealized depreciation on investment securities	(1,270,778)
Net unrealized appreciation on investment securities	1,885,652
Cost of investment securities	12,041,092

Key to abbreviation
ADR = American Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-014-0416O-S49201	The New Economy Fund — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: April 28, 2016

By /s/ Kimberley H. Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: April 28, 2016